Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other financial liabilities [Abstract]
Disclosure Of Loans And Financial Obligations Classified By Type At The Statement Of Financial Position [Text Block]
Debts and financial liabilities classified according to the type of obligation and their classifications in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2021		As of December 31, 2020
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Bank borrowings (1)	76,169,204	114,492,596	37,754,705	88,151,400
Bonds payable (1)	8,087,630	339,740,414	7,691,023	324,725,456
Derivative financial instruments (2)	411,954	-	4,243,939	-
Derivative hedge liabilities (2)	4,776,623	4,036,833	5,323,640	-
Deposits for return of bottles and containers	11,980,948	-	14,116,167	-
Total	101,426,359	458,269,843	69,129,474	412,876,856
(1)  See
Note 5 – Risk administration
.
(2)  See
Note 7 – Financial instruments
.

Disclosure Of Current Loans And Financial Obligations [Text Block]
Current loan and financial obligation

As of
December 31, 2021
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76.035.409-0	Cervecera Guayacán SpA.	Chile	97.004.000-5	Banco de Chile	Chile	UF	1,421	4,264	5,685	Monthly	3.39
76.035.409-0	Cervecera Guayacán SpA.	Chile	97.004.000-5	Banco de Chile	Chile	UF	2,177	6,530	8,707	Monthly	5.65
76.337.371-1	Bebidas CCU-PepsiCo SpA.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	-	8,179	8,179	At maturity	3.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	40,378,831	40,378,831	At maturity	4.56
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	-	639,083	639,083	At maturity	5.70
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	-	11,896,096	11,896,096	At maturity	3.64
99.586.280-8	Compañía Pisquera de Chile S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	CLP	326,560	16,000,000	16,326,560	At maturity	4.68
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	-	2,020,163	2,020,163	At maturity	2.20
96.981.310-6	Cervecería Kunstmann S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	CLP	-	6,313	6,313	At maturity	1.60
96.981.310-6	Cervecería Kunstmann S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	CLP	-	3,422	3,422	At maturity	1.60
96.981.310-6	Cervecería Kunstmann S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	-	1,664,071	1,664,071	Semiannual	3.45
96.981.310-6	Cervecería Kunstmann S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	28,566	-	28,566	At maturity	3.95
0-E	Finca La Celia S.A.	Argentina	0-E	Macro	Argentina	USD	-	255,163	255,163	At maturity	5.50
0-E	Finca La Celia S.A.	Argentina	0-E	Galicia	Argentina	USD	-	254,034	254,034	At maturity	4.75
0-E	Finca La Celia S.A.	Argentina	0-E	Patagonia	Argentina	ARS	1,345,109	-	1,345,109	Daily	37.50
0-E	Finca La Celia S.A.	Argentina	0-E	Bbva	Argentina	ARS	537,105	-	537,105	Daily	38.00
0-E	Finca La Celia S.A.	Argentina	0-E	Macro	Argentina	ARS	246,587	-	246,587	Daily	38.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	39,084	-	39,084	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	68,671	-	68,671	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	21,498	416,277	437,775	Semiannual	5.95
Total							2,616,778	73,552,426	76,169,204
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond H	573 23/03/2009	Chile	UF	582,445	5,619,575	6,202,020	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond J	898 28/06/2018	Chile	UF	1,042,130	3,258	1,045,388	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 28/06/2018	Chile	UF	50,459	240,984	291,443	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond M	898 28/06/2018	Chile	UF	55,622	246,436	302,058	Semiannual	1.60
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bond D	986 12/12/2019	Chile	UF	89,699	157,022	246,721	Semiannual	1.00
Total							1,820,355	6,267,275	8,087,630
(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement.
Note 7 – Financial instruments
.
(2
) This obligation is partially hedged by a Cross Currency Interest Rate Swap agreement.
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

As of
December 31, 2020
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76.035.409-0	Cervecera Guayacán SpA.	Chile	76.645.030-K	Banco Itaú Corpbanca	Chile	UF	1,357	4,071	5,428	Monthly	4.87
76.337.371-1	Bebidas CCU-PepsiCo SpA.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	8,179	-	8,179	At maturity	3.20
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	CLP	-	324,308	324,308	At maturity	4.56
91.041.000-8	Viña San Pedro Tarapacá S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	CLP	-	10,926,400	10,926,400	At maturity	2.20
91.041.000-8	Viña San Pedro Tarapacá S.A.	Chile	76.645.030-K	Banco Itaú Corpbanca	Chile	USD	-	42,899	42,899	At maturity	3.64
91.041.000-8	Viña San Pedro Tarapacá S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	USD	-	10,796,220	10,796,220	At maturity	1.98
91.041.000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97.018.000-1	Scotiabank Chile	Chile	USD	3,650	8,247,020	8,250,670	At maturity	1.20
96.981.310-6	Cervecería Kunstmann S.A.	Chile	97.004.000-5	Banco de Chile	Chile	CLP	44,827	2,000,000	2,044,827	At maturity	4.92
96.981.310-6	Cervecería Kunstmann S.A.	Chile	76.645.030-K	Banco Itaú Corpbanca	Chile	CLP	-	2,014,896	2,014,896	At maturity	3.83
96.981.310-6	Cervecería Kunstmann S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	-	1,008,444	1,008,444	At maturity	4.00
96.981.310-6	Cervecería Kunstmann S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	-	1,667,569	1,667,569	Semiannual	3.45
96.981.310-6	Cervecería Kunstmann S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	28,661	-	28,661	At maturity	3.95
99.586.280-8	Compañía Pisquera de Chile S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	CLP	326,560	-	326,560	At maturity	4.68
0-E	Sáenz Briones & Cía. S.A.I.C.	Argentina	0-E	Banco Citibank	Argentina	ARS	966	-	966	At maturity	34.75
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	61,176	-	61,176	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	35,693	-	35,693	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	8,821	-	8,821	Semiannual	5.95
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	202,988	-	202,988	Monthly	4.80
Total							722,878	37,031,827	37,754,705
(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement.
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Debtor Tax ID	Company	De btor country	Registration	ID No. Instrument	Creditor country	Currency	Maturity (*)
							0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90.413.000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 23/03/2009	Chile	UF	3,260,702	2,625,046	5,885,748	Semiannual	4.25
90.413.000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond J	898 28/06/2018	Chile	UF	976,885	3,482	980,367	Semiannual	2.90
90.413.000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 28/06/2018	Chile	UF	52,828	247,413	300,241	Semiannual	1.20
90.413.000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond M	898 28/06/2018	Chile	UF	52,355	236,335	288,690	Semiannual	1.60
91.041.000-8	Viña San Pedro Tarapacá S.A.	Chile	Bond D	986 12/12/2019	Chile	UF	49,346	186,631	235,977	Semiannual	1.00
Total							4,392,116	3,298,907	7,691,023
(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement.
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Disclosure Of Non Current Loans And Financial Obligations [Text Block]
Non-current loan and financial obligation

As of
December 31, 2021
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76.035.409-0	Cervecera Guayacán SpA.	Chile	97.004.000-5	Banco de Chile	Chile	UF	11,370	11,370	34,210	56,950	Monthly	3.39
76.035.409-0	Cervecera Guayacán SpA.	Chile	97.004.000-5	Banco de Chile	Chile	UF	17,414	17,414	69,268	104,096	Monthly	5.65
76.337.371-1	Bebidas CCU-PepsiCo SpA.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	999,642	-	-	999,642	At maturity	3.20
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	89,872,000	-	-	89,872,000	At maturity	5.70
96.981.310-6	Cervecería Kunstmann S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	1.60
96.981.310-6	Cervecería Kunstmann S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	CLP	1,000,000	-	-	1,000,000	At maturity	1.60
96.981.310-6	Cervecería Kunstmann S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	3,299,984	1,651,429	-	4,951,413	Semiannual	3.45
96.981.310-6	Cervecería Kunstmann S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	-	2,986,511	-	2,986,511	At maturity	3.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,012,802	1,350,402	1,799,565	4,162,769	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	3,134,706	4,179,607	1,044,902	8,359,215	Quarterly	5.00
Total							101,347,918	10,196,733	2,947,945	114,492,596
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond H	573 23/03/2009	Chile	UF	11,228,960	11,228,960	19,656,626	42,114,546	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond J	898 28/06/2018	Chile	UF	8,690	8,690	93,059,342	93,076,722	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 28/06/2018	Chile	UF	403,668	46,891,278	46,588,059	93,883,005	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond M	898 28/06/2018	Chile	UF	444,974	444,974	62,771,570	63,661,518	Semiannual	1.60
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bond D	986 12/12/2019	Chile	UF	418,726	46,585,897	-	47,004,623	Semiannual	1.00
Total							12,505,018	105,159,799	222,075,597	339,740,414
(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement.
Note 7 – Financial instruments
.
(2
) This obligation is partially hedged by a Cross Currency Interest Rate Swap agreement.
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.
As of
December 31, 2020
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76.035.409-0	Cervecera Guayacán SpA.	Chile	76.645.030-K	Banco Itaú Corpbanca	Chile	UF	10,856	10,856	36,172	57,884	Monthly	4.87
76.337.371-1	Bebidas CCU-PepsiCo SpA.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	997,111	-	-	997,111	At maturity	3.20
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	CLP	39,978,565	-	-	39,978,565	At maturity	4.56
91.041.000-8	Viña San Pedro Tarapacá S.A.	Chile	76.645.030-K	Banco Itaú Corpbanca	Chile	USD	9,945,156	-	-	9,945,156	At maturity	3.64
96.981.310-6	Cervecería Kunstmann S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	3,300,000	3,301,389	-	6,601,389	Semiannual	3.45
96.981.310-6	Cervecería Kunstmann S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	CLP	-	2,980,819	-	2,980,819	At maturity	3.95
99.586.280-8	Compañía Pisquera de Chile S.A.	Chile	97.030.000-7	Banco del Estado de Chile	Chile	CLP	16,000,000	-	-	16,000,000	At maturity	4.68
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	985,409	1,751,838	766,429	3,503,676	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	2,638,387	4,397,310	-	7,035,697	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,051,103	-	-	1,051,103	Semiannual	5.95
Total							74,906,587	12,442,212	802,601	88,151,400
(*) The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration.

							Mat urity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90.413.000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 23/03/2009	Chile	UF	10,529,882	10,539,626	23,754,354	44,823,862	Semiannual	4.25
90.413.000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond J	898 28/06/2018	Chile	UF	9,244	9,255	87,292,422	87,310,921	Semiannual	2.90
90.413.000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 28/06/2018	Chile	UF	428,496	44,034,575	43,908,966	88,372,037	Semiannual	1.20
90.413.000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond M	898 28/06/2018	Chile	UF	424,658	425,238	59,078,988	59,928,884	Semiannual	1.60
91.041.000-8	Viña San Pedro Tarapacá S.A.	Chile	Bond D	986 12/12/2019	Chile	UF	417,245	43,872,507	-	44,289,752	Semiannual	1.00
Total							11,809,525	98,881,201	214,034,730	324,725,456
(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement.
Note 7 - Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 - Risk administration
.

Disclosure Of Loans And Financial Obligations Classified By Type Of Foreign Currency And Interest Rate [Text Block]
Debts and financial liabilities are stated in several currencies and accrue fixed and variable interest rates. These obligations classified by currency and interest type (excluding the effect of cross currency interest rate swap agreements) are detailed as follows:

	As of December 31, 2021		As of December 31, 2020
	Fixed Interest Rate	Variable Interest Rate	Fixed Interest Rate	Variable Interest Rate
	ThCh$	ThCh$	ThCh$	ThCh$
US Dollar	12,405,293	-	20,784,275	8,250,670
Chilean Pesos	162,884,754	-	84,907,728	-
Argentinean Pesos	2,128,801	-	966	-
Unidades de Fomento (*)	348,003,482	-	332,479,791	-
Unidad indexada (**)	-	-	202,988	-
Bolivian	13,067,514	-	11,696,166	-
Total	538,489,844	-	450,071,914	8,250,670
(*) The Unidad de Fomento (UF) is a Chilean inflation-indexed, Chilean peso-denominated monetary unit. The UF rate us set daily in advance based on changes in the previous month’s inflation rate.
(**) The unidad Indexada (UI) is an Uruguayan inflation-indexed, Uruguayan peso-denominated monetary unit. The UI rate is set daily in advance based on changes in the previous month’s inflation rate.